INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2023	NexPoint Climate Tech Fund

Shares		Value ($)
Common Stock — 81.9%
CONSUMER STAPLES — 4.4%
5,600	Darling Ingredients, Inc.(a)	279,104
5,400	Primo Water Corp.(b)	81,270

		360,374

ENERGY — 4.4%
26,200	Clean Energy Fuels Corp.(a)(c)	100,346
6,300	New Fortress Energy, Inc., Class A(b)	237,699
15,000	Ur-Energy, Inc.(a)	23,100

		361,145

INDUSTRIALS — 16.3%
6,500	Array Technologies(a)(c)	109,200
12,000	Bloom Energy Corp., Class A(a)(b)	177,600
2,150	Chart Industries, Inc.(a)(b)(c)	293,109
39,000	Genuit Group PLC	200,608
1,900	MasTec, Inc.(a)(b)	143,868
3,231	Montrose Environmental Group(a)	103,812
9,000	Stem, Inc.(a)(c)	34,920
5,100	Sunrun, Inc.(a)(b)	100,113
30,000	Tritium DCFC. Ltd.(a)	6,600
20,000	Yellow Cake PLC(a)	157,692

		1,327,522

INFORMATION TECHNOLOGY — 1.6%
1,600	ON Semiconductor Corp.(a)(b)	133,648

MATERIALS — 31.1%
11,650	Aspen Aerogels, Inc.(a)(c)	183,837
3,000	Crown Holdings, Inc.(b)	276,270
32,355	Ecovyst, Inc.(a)(b)	316,108
3,200	Freeport-McMoRan, Inc.(b)	136,224
6,982	MP Materials Corp.(a)(b)(c)	138,593
250,000	MPM Holdings, Inc.(a)(d)(e)(f)	1,250,000
5,265	Teck Resources, Ltd., Class B(b)	222,552

		2,523,584

UTILITIES — 24.1%
7,000	AES Corp.(b)	134,750
30,000	Altus Power, Inc., Class A(a)	204,900
20,700	Atlantica Sustainable Infrastructure PLC	445,050
8,200	Brookfield Renewable Partners L.P.	215,496
16,000	Clearway Energy, Inc., Class C(b)	438,880
7,600	RWE	345,722
10,920	Sunnova Energy International, Inc.(a)(c)	166,530

		1,951,328

	Total Common Stock (Cost $6,120,886)	6,657,601

Preferred Stock — 7.5%
UTILITIES — 7.5%
16,494	Brookfield Renewable Partners L.P. 6.05%(g)(h)	230,786

Shares		Value ($)
Preferred Stock (continued)
UTILITIES (continued)
10,000	NextEra Energy, Inc. 6.93%, 09/01/2025(c)	381,200

		$611,986

	Total Preferred Stock (Cost $ 767,400)	611,986

Master Limited Partnership — 2.4%
ENERGY — 2.4%
14,072	Energy Transfer L.P. (b)	194,193

	Total Master Limited Partnership (Cost $ 214,255)	194,193

Convertible Bond — 0.9%

Principal Amount ($)
MATERIALS — 0.9%
200,000	PureCycle Technologies, Inc. 7.25%, 08/15/30 (i)	77,600

	Total Convertible Bond (Cost $ 180,705)	77,600

Contracts
Purchased Put Options(a) — 0.3%
153	Total Purchased Put Options (Cost $ 39,921)	21,140

Rights — 0.1%

Units
HEALTHCARE —0.1%
64,770	Paratek Pharmaceuticals, Inc. (a)	5,182

	Total Rights (Cost $ –)	5,182

Contracts
Purchased Call Options(a) — 0.0%
65	Total Purchased Call Options (Cost $ 10,143)	—

Warrants — 0.1%

Units
ENERGY —0.1%
15,000	Ur-Energy, Inc., Expires 10/08/2023(a)	4,500

	Total Warrants (Cost $ 150)	4,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2023	NexPoint Climate Tech Fund

Principal Amount ($)		Value ($)
Repurchase Agreements(j)(k) — 5.7%
249,000	RBC Dominion Securities, Inc. 5.340%, dated 12/29/2023 to be repurchased on 01/02/2024, repurchase price $249,148 (collateralized by U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $5 - $69,740, 0.000% - 7.500%, 01/15/2024 - 12/01/2053; with total market value $253,980)	249,000
215,835	Daiwa Capital Markets 5.380%, dated 12/29/2023 to be repurchased on 01/02/2024, repurchase price $215,964 (collateralized by U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $17 - $27,808, 0.000% - 7.500%, 03/22/2024 - 01/01/2054; with total market value $220,178)	215,835

	Total Repurchase Agreements (Cost $464,835)	464,835

Cash Equivalents — 7.1%

Shares
MONEY MARKET FUND(l) — 7.1%
577,979	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.250%	577,979

	Total Cash Equivalents (Cost $577,979)	577,979

Total Investments - 106.0% (Cost $8,376,274)		8,615,016

Securities Sold Short— (16.3)%
Exchange-Traded Funds — (7.0)%
(1,900)	iShares Exponential Technologies ETF	(113,753)
(436)	iShares Semiconductor ETF	(251,180)
(2,000)	iShares U.S. Home Construction ETF	(203,460)

	Total Exchange-Traded Funds (Proceeds $399,305)	(568,393)

Common Stock — (9.3)%
FINANCIALS — (1.3)%
(7,000)	Blue Owl Capital, Inc., Class A	(104,300)

INDUSTRIALS — (2.4)%
(1,100)	EnerSys	(111,056)

Shares		Value ($)
INDUSTRIALS (continued)
(3,637)	Fluence Energy, Inc., Class A (m)	(86,742)

		(197,798)

INFORMATION TECHNOLOGY — (3.3)%
(2,200)	JinkoSolar Holding ADR	(81,268)
(1,000)	Universal Display Corp.	(191,260)

		(272,528)

MATERIALS — (2.3)%
(150)	Avery Dennison Corp.	(30,324)
(400)	DuPont de Nemours, Inc.	(30,772)
(320)	Ecolab, Inc.	(63,472)
(190)	Packaging Corp of America	(30,953)
(200)	PPG Industries, Inc.	(29,910)

		(185,431)

	Total Common Stock (Proceeds $ 601,136)	(760,057)

	Total Securities Sold Short - (16.3)% (Proceeds $ 1,000,441)	(1,328,450)

Other Assets & Liabilities, Net - 10.3%(n)		842,154

Net Assets - 100.0%		8,128,720

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $4,105,918.
(c)

Securities (or a portion of securities) on loan. As of December 31, 2023, the fair value of securities loaned was $926,090. The loaned securities were secured with cash and/or securities collateral of $952,255. Collateral is calculated based on prior day’s prices.

(d)

Securities with a total aggregate value of $1,250,000, or 15.4% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $1,250,000, or 15.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2023. Please see Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2023	NexPoint Climate Tech Fund

(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019 $	–	$1,250,000	15.4%

(g)

Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2023. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(h)	Perpetual security with no stated maturity date.
(i)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2023, these securities amounted to $235,292 or 2.9% of net assets.

(j)	Tri-Party Repurchase Agreement.
(k)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2023 was $464,835.
(l)	Rate reported is 7 day effective yield.
(m)	No dividend payable on security sold short.
(n)	As of December 31, 2023, $1,185,456 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2023	NexPoint Climate Tech Fund

Purchased options contracts outstanding as of December 31, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Hess	$140.00	Pershing	June 2024	8	$115,328	$8,382	$8,240
Joby Aviation, Inc.	7.00	Pershing	April 2024	70	46,550	9,174	8,050
Tesla	230.00	Pershing	February 2024	5	124,240	9,135	4,500
Vistra Corp.	30.00	Pershing	January 2024	70	269,640	13,230	350

						$39,921	$21,140

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
FREYR Battery	$9.00	Pershing	January 2024	65	$12,155	$10,143	$—

Written options contracts outstanding as of December 31, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Vistra Corp.	$26.00	Pershing	January 2024	(70)	$(269,640)	$(4,108)	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2023	NexPoint Funds II

Organization

NexPoint Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company. It comprises one portfolio that is currently being offered. This report covers information for the period ended December 31, 2023 for the NexPoint Climate Tech Fund (the “Fund”).

Valuation of Investments

Pursuant to Rule 2a 5 under the 1940 Act, the Board of Trustees (the “Board”) has designated NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the net asset value (“NAV”). The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies established by NexPoint and approved by the Fund’s Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third party pricing services or broker dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Valuation Committee in good faith in accordance with procedures established by NexPoint approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to its fair value determination. The levels of fair value inputs used to measure

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2023	NexPoint Funds II

the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31 2023, the Fund’s investments consisted of common stocks, preferred stocks, master limited partnerships, exchange-traded funds, options, warrants, repurchase agreements, cash equivalents, and securities sold short.

The fair value of the Fund’s common stocks, preferred stocks, that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.